Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2014	2013
Salaries, benefits and related expenses	$1,847	$658
Professional fees	184	375
Warranty expense	126	288
Taxes	46	72
Royalties	50	1
Travel	76	25
Other	49	17
Total	$2,378	$1,436